Provisions (Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Balance at the beginning of the year	$ 321
Provisions recorded during the year	41
Provisions recorded in respect of business combinations	3
Provisions reversed during the period	(4)
Payments during the period	(16)
Translation differences	(8)
Balance at the end of the year	337
Site restoration and equipmen dismantling [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	279
Provisions recorded during the year	24
Provisions recorded in respect of business combinations	0
Provisions reversed during the period	0
Payments during the period	(13)
Translation differences	(7)
Balance at the end of the year	283
Legal claims [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	10
Provisions recorded during the year	5
Provisions recorded in respect of business combinations	3
Provisions reversed during the period	(3)
Payments during the period	(1)
Translation differences	(1)
Balance at the end of the year	13
Other [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	32
Provisions recorded during the year	12
Provisions recorded in respect of business combinations	0
Provisions reversed during the period	(1)
Payments during the period	(2)
Translation differences	0
Balance at the end of the year	$ 41